Project debt, Variations of project debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 208,000	$ 254,000
Total Project Debt [Abstract]
Beginning balance	5,036,193	5,237,614
Increases	269,481	311,489
Payments	(616,962)	(649,862)
Business combinations (Note 5)	1,449	327,133
Currency translation differences	(137,109)	(190,181)
Reclassifications	0	0
Ending balance	4,553,052	5,036,193
Project debt [Abstract]
Decrease in project debt during period		(327,000)
Current project debt	326,534	648,519
Project Debt - Long-term [Member]
Total Project Debt [Abstract]
Beginning balance	4,387,674	4,925,268
Increases	39,161	54,908
Payments	(73,478)	(85,259)
Business combinations (Note 5)	1,301	288,352
Currency translation differences	(119,068)	(140,502)
Reclassifications	(9,072)	(655,093)
Ending balance	4,226,518	4,387,674
Project Debt - Short-term [Member]
Total Project Debt [Abstract]
Beginning balance	648,519	312,346
Increases	230,320	256,581
Payments	(543,484)	(564,603)
Business combinations (Note 5)	148	38,781
Currency translation differences	(18,041)	(49,679)
Reclassifications	9,072	655,093
Ending balance	$ 326,534	648,519
Kaxu [Member]
Project debt [Abstract]
Current project debt		$ 314,000